Apr. 11, 2017

ASHMORE FUNDS

Supplement dated November 9, 2017 to the Ashmore Funds Prospectus, Dated April 11, 2017 (supplemented thereafter)

Disclosure Related to Ashmore Emerging Markets Small-Cap Equity Fund (the “Fund”)

The following changes will be effective as of January 8, 2018:

1.	The first two sentences of the first paragraph of the section entitled “Summary Information About the Funds—Ashmore Emerging Markets Small-Cap Equity Fund—Principal Investment Strategies” is revised in its entirety as follows.

The Fund seeks to achieve its objective by investing at least 80% of its net assets in equity securities and equity-related investments of Small-Capitalization Emerging Market Issuers (as defined below), which may be denominated in any currency, including the local currency of the issuer. The Fund currently defines a Small-Capitalization issuer as any issuer included in the MSCI Emerging Market Small Cap Index at the time of purchase, as well as any issuer with a market capitalization that is in the lowest 15% of the market capitalization range of issuers included in the MSCI Emerging Markets Investible Market Index (IMI) at the time of purchase (between $83 million and $3.0 billion as of September 30, 2017).